7. Capital Stock (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May 31, 2015	Feb. 28, 2017	Feb. 29, 2016	May 31, 2016	May 31, 2015
Proceeds from stock subscribed		$ 0	$ 61,400	$ 61,400	$ 0
Registration Offering [Member]
Proceeds from stock subscribed				$ 51,400
Stock issued new, shares				1,285,000
James Horan
Common stock subscribed, shares	1,000,000				1,000,000
Stock issued for assets	500,000
Andrew Brown
Common stock subscribed, shares	1,000,000				1,000,000
James Horan and Andrew Brown
Proceeds from stock subscribed				$ 10,000